Notes Payable (Details) - CAD ($) $ in Thousands	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about borrowings [line items]
Total	$ 17,493	$ 4,528
Less current portion	(5,600)	(1,939)
Long-term	11,893	2,589
Term loans
Disclosure of detailed information about borrowings [line items]
Total	1,600	3,539
OCN - notes payable (i)
Disclosure of detailed information about borrowings [line items]
Total	11,650
Loan from partners (ii)
Disclosure of detailed information about borrowings [line items]
Total	4,000
Dreamweavers - notes payable
Disclosure of detailed information about borrowings [line items]
Total	78	162
Saturninus Partners - notes payable (iii)
Disclosure of detailed information about borrowings [line items]
Total		690
Long term contract liability
Disclosure of detailed information about borrowings [line items]
Total	39	53
Government loan
Disclosure of detailed information about borrowings [line items]
Total	$ 126	$ 84